MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
1221 Avenue of the Americas
New York, New York 10020

   April 27, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Morgan Stanley California Tax-Free Daily Income Trust
File Number – 33-21803
811-5554

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 26, 2007.

Very truly yours,

/s/ Eric C. Griffith

Eric C. Griffith
Assistant Secretary

cc:	Amy R. Doberman, Esq.
Larry Greene